UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07560
Morgan Stanley Quality Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Quality Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tax-Exempt Municipal Bonds (149.1%)
	Alabama (0.9%)
$2,000	County of Jefferson, School Ser 2004 A	5.50%	01/01/22	$1,705,960

	Alaska (1.1%)
3,000	Northern Tobacco Securitization Corp., Asset Backed Ser 2006 A	5.00	06/01/46	2,025,750

	Arizona (3.3%)
425	Maricopa County Pollution Control Corp., Arizona Public Service Co., Ser 2009 A	6.00	05/01/29	447,287
3,890	Salt River Project Agricultural Improvement & Power District, Ser 2002 B (a)	5.00	01/01/22	4,025,548
1,010	State of Arizona, Ser 2008 A (COPs) (AGM Insd)	5.00	09/01/24	1,061,358
1,000	Surprise Municipal Property Corp., Ser 2007	4.90	04/01/32	803,770

				6,337,963

	California (25.6%)
1,010	Alhambra Unified School District, Ser 2009 B (AGC Insd) (b)	0.00	08/01/35	199,061
1,635	Alhambra Unified School District, Ser 2009 B (AGC Insd) (b)	0.00	08/01/36	300,824
765	Alvord Unified School District, Ser 2007 A (AGM Insd)	5.00	08/01/24	806,601
710	Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/26	303,788
1,370	Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/31	422,111
3,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	2,817,360
5,000	California State Public Works Board, Mental Health 2004 Ser A	5.00	06/01/24	4,748,650
540	City & County of San Francisco, Refg Laguna Honda Hospital Ser 2008 R-3 (AGC Insd) (a)	5.00	06/15/28	553,084
355	Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (b)	0.00	08/01/29	108,712
1,000	County of San Diego, Burnham Institute for Medical Research Ser 2006 (COPs)	5.00	09/01/34	825,530
2,690	Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (b)	0.00	08/01/43	281,078
4,825	Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (b)	0.00	08/01/44	469,135
1,980	El Segundo Unified School District, Election of 2008 Ser 2009 A (b)	0.00	08/01/32	478,605
2,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/29	1,828,320
4,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	2,762,920
1,400	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47	1,069,110
310	Indio Redevelopment Agency, Ser 2008 A	5.00	08/15/23	304,135
310	Indio Redevelopment Agency, Ser 2008 A	5.00	08/15/24	301,562
4,000	Los Angeles Community College District, California, 2003 Ser B (AGM Insd)	5.00	08/01/27	4,081,080
5,000	Los Angeles Department of Water & Power, 2004 Ser C (NATL-RE Insd) (a)	5.00	07/01/23	5,226,287
1,010	Menifee Union School District, Election of 2008 Ser 2009 C (AGC Insd) (b)	0.00	08/01/34	215,190
3,040	Milpitas Redevelopment Agency, Area #1 Ser 2003 (NATL-RE Insd)	5.00	09/01/22	3,041,155
1,120	Moreland School District, Ser 2014 C (AMBAC Insd) (b)	0.00	08/01/29	327,085
815	Oak Grove School District, Election 2008 Ser A (b)	0.00	08/01/28	262,348

Morgan Stanley Quality Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE

$1,590	Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (b)	0.00%		08/01/37		$268,646
4,025	Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (b)	0.00		08/01/36		734,884
2,040	Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A (b)	0.00		08/01/27		705,309
2,545	Poway Unified School District, School Facilities Improvement District No. 2007-1, 2008 Election Ser A (b)	0.00		08/01/31		655,236
20,480	San Bernardino Community College District, Ser 2009 B (b)	0.00		08/01/48		1,515,725
4,240	San Diego County Water Authority, Ser 2004 A (COPs) (AGM Insd) (a)	5.00		05/01/29		4,357,936
465	San Rafael City High School District, Election Ser 2002 B (NATL-RE & FGIC Insd) (b)	0.00		08/01/25		189,897
3,000	State of California, Various Purpose dtd 05/01/03	5.00		02/01/32		2,749,080
2,000	State of California, Various Purpose dtd 12/01/05	5.00		03/01/27		1,952,760
2,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2006 A-1	5.00		06/01/37		1,515,500
850	Twin Rivers Unified School District, Ser 2009 (BANs) (b)	0.00		04/01/14		743,784
1,170	William S. Hart Union High School District, Ser 2009 A (b)	0.00		08/01/32		267,240
5,725	William S. Hart Union High School District, Ser 2009 A (b)	0.00		08/01/33		1,219,024

						48,608,752

	Colorado (2.4%)
2,590	Arkansas River Power Authority, Power Ser 2006 (XLCA Insd)	5.25		10/01/40		2,292,513
2,000	Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.00		07/01/39		2,014,880
165	Public Authority for Colorado Energy, Natural Gas Ser 2008	6.25		11/15/28		177,551

						4,484,944

	District of Columbia (2.4%)
1,540	District of Columbia, Income Tax, Ser 2009 A (a)	5.25		12/01/27		1,697,493
2,000	District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC Insd)	5.00		02/01/31		1,813,900
1,000	Metropolitan Washington Airports Authority, Airport System Ser 2009 B (BHAC Insd)	5.00		10/01/29		1,048,400

						4,559,793

	Florida (9.5%)
5,000	County of Miami-Dade, Miami Int’l Airport Ser 2000 A (AMT) (NATL-RE & FGIC Insd)	6.00		10/01/24		5,076,950
800	County of Miami-Dade, Miami Int’l Airport Ser 2009 A (AGC Insd)	5.00		10/01/25		831,680
1,995	County of Miami-Dade, Ser 2005 A (NATL-RE Insd)	0.00	(c)	10/01/30		1,440,111
25	Highlands County Health Facilities Authority, Adventist Health/Sunbelt Ser 2006 C	5.25		11/15/16	(d)	29,545
975	Highlands County Health Facilities Authority, Adventist Health/Sunbelt Ser 2006 C	5.25		11/15/36		975,468
1,000	Lee County Industrial Development Authority, Shell Point Village/The Alliance Community for Retirement Living Inc., Ser 2006	5.125		11/15/36		775,420
750	Palm Beach County Solid Waste Authority, Ser 2009 (BHAC Insd)	5.50		10/01/23		845,677
4,000	South Miami Health Facilities Authority, Baptist Health South Florida Ser 2007 (a)	5.00		08/15/42		3,749,296

Morgan Stanley Quality Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$3,250	St Johns County Industrial Development Authority, Glenmoor Refg 2006 Ser A	5.375%		01/01/40	$2,312,700
1,000	St Johns County Industrial Development Authority, Glenmoor Ser 2006 A	5.25		01/01/26	778,070
1,000	Tampa Bay Water Utility System Revenue, Ser 2001 A (NATL-RE & FGIC Insd)	6.00		10/01/29	1,189,990

					18,004,907

	Georgia (6.1%)
5,000	City of Atlanta, Airport Passenger Facilities Sub-Lien Ser 2004 C (AGM Insd) (a)	5.00		01/01/33	5,041,100
1,200	County of Dekalb, Water & Sewer Ser 2003 A	5.00		10/01/23	1,272,048
2,000	Georgia State Road & Tollway Authority, Ser 2003	5.00		10/01/22	2,123,860
3,000	Georgia State Road & Tollway Authority, Ser 2003	5.00		10/01/23	3,178,080

					11,615,088

	Hawaii (8.8%)
8,000	City & County of Honolulu HI, Ser 2003 A (NATL-RE Insd) (a)	5.25		03/01/24	8,663,760
5,000	Hawaii State Department of Budget & Finance, Hawaiian Electric Co Inc Ser 1993 (AMT) (NATL-RE Insd)	5.45		11/01/23	5,000,950
3,000	State of Hawaii, Airports Refg Ser 2000 B (AMT) (NATL-RE & FGIC Insd)	6.625		07/01/18	3,059,940

					16,724,650

	Illinois (15.0%)
3,600	Chicago Park District, Harbor Ser A (AMBAC Insd)	5.00		01/01/27	3,725,280
1,070	Chicago Transit Authority, Ser 2008 (AGC Insd)	5.25		06/01/23	1,142,236
3,000	City of Chicago, O’Hare Int’l Airport 3rd Lien Ser 2005 A (NATL-RE Insd)	5.25		01/01/26	3,098,400
3,000	City of Chicago, O’Hare Int’l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd)	5.375		01/01/32	2,885,940
4,590	City of Chicago, Project & Refg Ser 2007 A (FGIC & AGM Insd) (CR) (a)(e)	5.00		01/01/37	4,616,484
725	De Kalb County Community United School District No. 428 (AGM Insd)	5.00		01/01/23	782,471
965	Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009 B	5.375		08/15/24	1,033,776
925	Illinois Finance Authority, Resurrection Health Center, Refg Ser 2009	6.125		05/15/25	920,181
415	Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009 A	7.25		11/01/38	454,317
650	Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A (f)	5.75		08/15/29	643,961
690	Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A (f)	6.00		08/15/38	684,383
2,780	Kendall Kane & Will Counties Community Unit School District No. 308, Ser 2008 (AGM Insd) (b)	0.00		02/01/20	1,773,195
8,480	Metropolitan Pier & Exposition Authority, McCormick Place Ser 2002 A (NATL-RE Insd)	0.00	(c)	06/15/26	6,585,568

					28,346,192

	Indiana (1.6%)
2,700	Indiana Health & Educational Facilities Financing Authority, Clarian Health Ser 2006 A	5.25		02/15/40	2,540,889
530	Rockport, Indian Michigan Power Company Project Refg Ser 2009 B	6.25		06/01/25	590,261

					3,131,150

	Iowa (1.4%)
1,355	State of Iowa, IJOBS Program Ser 2009 A (a)(e)	5.00		06/01/25	1,471,946
1,015	State of Iowa, IJOBS Program Ser 2009 A (a)(e)	5.00		06/01/26	1,095,529

					2,567,475

Morgan Stanley Quality Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Kansas (0.3%)
$470	Kansas Development Finance Authority Hospital Revenue, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50%	11/15/29	$495,808

	Maine (0.0%)
60	Maine Health & Higher Educational Facilities Authority, Ser 1993 D (AGM Insd)	5.50	07/01/18	60,202

	Maryland (1.4%)
705	County of Baltimore, Oak Crest Village Ser 2007 A	5.00	01/01/37	617,326
690	Maryland Economic Development Corp., Ser B	5.75	06/01/35	699,605
1,440	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17	1,321,790

				2,638,721

	Massachusetts (3.8%)
4,850	Massachusetts Health & Educational Facilities Authority, Harvard University Ser A (a)	5.50	11/15/36	5,382,175
1,570	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser O (a)	5.50	07/01/36	1,742,730

				7,124,905

	Michigan (0.5%)
900	City of Detroit Water Supply System, Refg Ser 2006 C (AGM Insd)	5.00	07/01/26	907,830

	Nebraska (2.0%)
3,740	Nebraska Public Power District, 2003 Ser A (AMBAC Insd)	5.00	01/01/35	3,784,356

	Nevada (1.9%)
3,000	County of Clark, Airport Sub Lien Ser 2004 A-1 (AMT) (NATL-RE & FGIC Insd)	5.50	07/01/20	3,068,880
410	Las Vegas Redevelopment Agency, Tax Increment Ser 2009 A	6.25	06/15/16	456,092

				3,524,972

	New Hampshire (0.8%)
1,500	City of Manchester, Water Works Ser 2003 (NATL-RE & FGIC Insd)	5.00	12/01/34	1,523,445

	New Jersey (2.4%)
4,300	New Jersey Transportation Trust Fund Authority, Ser 2006 C (AGC Insd) (b)	0.00	12/15/26	1,789,875
3,000	Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26	2,499,720
3,000	Tobacco Settlement Financing Corp., Ser 2007-1 B (b)	0.00	06/01/41	193,530

				4,483,125

	New Mexico (0.5%)
940	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Ser 2008 A	5.00	06/01/27	1,018,180

	New York (13.0%)
460	Brooklyn Arena Local Development Corp., Ser 2009	6.25	07/15/40	473,588
190	Brooklyn Arena Local Development Corp., Ser 2009	6.375	07/15/43	194,836
980	City of New York, 2009 Subser A-1 (a)	5.25	08/15/27	1,053,773
980	City of New York, 2009 Subser A-1 (a)	5.25	08/15/28	1,053,773
5,000	Metropolitan Transportation Authority, Transportation Ser 2003 B (NATL-RE Insd)	5.25	11/15/22	5,302,850
1,305	New York City Transitional Finance Authority, 2009 Subser A-1 (a)	5.00	05/01/28	1,394,390
1,045	New York City Transitional Finance Authority, 2009 Subser A-1 (a)	5.00	05/01/29	1,116,580

Morgan Stanley Quality Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$1,045	New York City Transitional Finance Authority, 2009 Subser A-1 (a)	5.00%		05/01/30	$1,116,580
1,950	New York City Trust for Cultural Resources, The Museum of Modern Art, Refg Ser 2008-1 A (a)	5.00		04/01/27	2,111,052
705	New York State Dormitory Authority, New York University (AMBAC Insd)	5.50		05/15/29	767,519
1,310	New York State Thruway Authority, Personal Income Tax Transportation Ser 2009 A	5.00		03/15/25	1,430,022
6,000	Tobacco Settlement Financing Corp., State Contingency Ser 2003 B-1C	5.50		06/01/21	6,376,680
2,000	Triborough Bridge & Tunnel Authority, Refg Ser 2002 B	5.25		11/15/19	2,187,060

					24,578,703

	Ohio (3.5%)
1,000	American Municipal Power-Ohio Inc, Prairie State Energy Campus Ser 2008 A (AGC Insd) (a)	5.25		02/15/33	1,040,746
5,000	County of Cuyahoga, Cleveland Clinic Ser 2003 A	6.00		01/01/32	5,248,150
265	Ohio State Water Development Authority, Ser 2009 A	5.875		06/01/33	288,585

					6,577,481

	Pennsylvania (1.6%)
2,000	Allegheny County Hospital Development Authority, West Penn Allegheny Health Ser 2007 A	5.375		11/15/40	1,481,100
1,500	Philadelphia School District, Ser 2008 E (BHAC Insd)	5.125		09/01/23	1,633,770

					3,114,870

	Puerto Rico (1.2%)
875	Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00		08/01/39	919,082
700	Puerto Rico Sales Tax Financing Corp., Ser 2010 A (f)	5.375		08/01/39	691,320
750	Puerto Rico Sales Tax Financing Corp., Ser 2010 A (f)	5.50		08/01/42	744,383

					2,354,785

	Rhode Island (0.8%)
1,500	Rhode Island Economic Development Corp., Airport Refg Ser 2004 A (AMT) (AGM Insd)	5.00		07/01/21	1,512,960

	South Carolina (6.6%)
2,000	Charleston Educational Excellence Finance Corp., Charleston County School District Ser 2005	5.25		12/01/29	2,064,740
210	County of Richland, Environmental Improvement, Paper Co. Ser 2007 A	4.60		09/01/12	212,701
4,565	Grand Strand Water & Sewer Authority, Refg Ser 2002 (AGM Insd)	5.375		06/01/19	4,944,488
40	Lexington County Health Services District, Inc., Ser 2007 A	5.00		11/01/16	43,188
4,000	South Carolina State Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (a)	5.00		01/01/27	4,195,432
1,000	South Carolina Transportation Infrastructure Bank, Ser 2002 A (AMBAC Insd)	5.25		10/01/22	1,050,830

					12,511,379

	Tennessee (0.6%)
1,040	Tennessee Energy Acquisition Corp., Ser 2006 A	5.25		09/01/19	1,059,011

	Texas (15.8%)
2,000	Alliance Airport Authority, Federal Express Corp. Refg Ser 2006 (AMT)	4.85		04/01/21	1,975,100
590	Bexar County Health Facilities Development Corp. (f)	6.20		07/01/45	592,207
1,500	City of Arlington, Special Tax Ser 2009	5.00		08/15/28	1,525,065
1,360	City of Austin, Water & Wastewater ROLS RR II R-574 (AGM Insd)	14.197	(g)	05/15/10	1,530,571

Morgan Stanley Quality Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$5,000	City of Houston, Combined Utility First Lien Refg Ser 2004 A (AGM Insd)	5.25%	05/15/25	$5,247,300
2,350	City of Houston, Hotel Occupancy Ser 2001 B (CR) (AGM & AMBAC Insd) (b)	0.00	09/01/25	1,022,508
1,530	County of Harris, Ser 2007 C (AGM Insd)	5.25	08/15/31	1,756,256
575	Friendswood Independent School District, Schoolhouse Ser 2008 (PSF-GTD)	5.00	02/15/25	628,849
1,360	Harris County Health Facilities Development Corp., TECO Project Ser 2008 (AGC Insd)	5.25	11/15/23	1,466,189
350	Harris County Industrial Development Corp., Deer Park Refinancing Project	5.00	02/01/23	349,965
5,200	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (b)	0.00	01/01/28	1,872,832
1,065	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (b)	0.00	01/01/31	314,228
1,000	Tarrant County Cultural Education Facilities Finance Corp., Air Force Village II Inc Ser 2007	5.125	05/15/37	833,020
4,000	Tarrant Regional Water District, Texas, Refg & Impr Ser 2002 (AGM Insd)	5.25	03/01/17	4,422,560
1,665	Texas A&M University, Financing System Ser 2009 A	5.00	05/15/26	1,826,289
510	Texas Private Activity Bond Surface Transportation Corp., Senior Lien	6.875	12/31/39	533,190
1,000	University of Houston, Ser 2008 (AGM Insd) (a)	5.00	02/15/33	1,026,753
3,000	West Harris County Regional Water Authority, Water Ser 2005 (AGM Insd)	5.00	12/15/24	3,098,040

				30,020,922

	Utah (0.8%)
1,500	Intermountain Power Agency, Ser 2003 A (AGM Insd)	5.00	07/01/21	1,612,275

	Virginia (7.4%)
1,250	Fairfax County Economic Development Authority, Goodwin House, Inc. Ser 2007	5.125	10/01/42	1,131,950
10,000	Fairfax County Industrial Development Authority, Inova Health Refg Ser 1993 A	5.25	08/15/19	10,815,200
2,000	Prince William County Service Authority, Water & Sewer Refg Ser 2003	5.00	07/01/21	2,151,640

				14,098,790

	Washington (5.5%)
1,705	Grant County Public Utility District No. 2 Priest Rapids, Wanapum Hydroelectric 2005 Ser A (NATL-RE & FGIC Insd)	5.00	01/01/34	1,724,198
3,450	Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00	12/01/23	3,458,522
2,380	State of Washington, Various Purpose Ser 2010 A (a)	5.00	08/01/29	2,542,497
2,500	State of Washington, Various Purpose Ser 2010 A (a)	5.00	08/01/30	2,670,691

				10,395,908

	Wisconsin (0.6%)
1,000	State of Wisconsin, Ser 2009 A	5.625	05/01/28	1,104,240

	Total Tax-Exempt Municipal Bonds (Cost $280,831,370)			282,615,492

Morgan Stanley Quality Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

NUMBER OF
SHARES (000)			VALUE
	Short-Term Investment (h) (0.7%)
	Investment Company
1,367	Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class (Cost $1,367,388)		1,367,388

	Total Investments (Cost $282,198,758) (i)(j)	149.8%	283,982,880
	Other Assets in Excess of Liabilities	0.1	138,508
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.18% to 0.50% at January 31, 2010 and contractual maturities of collateral ranging from 01/01/22 to 08/15/42 (k)	(20.9)	(39,547,000)
	Preferred Shares of Beneficial Interest	(29.0)	(55,000,000)

	Net Assets Applicable to Common Shareholders	100.0%	$189,574,388

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

BANs	Bond Anticipation Notes.

COPs	Certificates of Participation.

CR	Custodial Receipts.

PSF	Texas Permanent School Fund Guarantee Program.

ROLS	Reset Option Longs.

(a)	Underlying security related to inverse floater entered into by the Trust.

(b)	Capital appreciation bond.

(c)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(d)	Prefunded to call date shown.

(e)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,655,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(f)	Security purchased on a when-issued basis.

(g)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $1,530,571 which represents 0.8% of net assets applicable to common shareholders.

(h)	The Trust invests in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class.

(i)	Securities have been designated as collateral in connection with securities purchased on a when-issued basis and inverse floating rate municipal obligations.

(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(k)	Floating rate note obligations related to securities held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2010, Trust investments with a value of $66,945,635 are held by the Dealer Trusts and serve as collateral for the $39,547,000 in floating rate note obligations outstanding at that date.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

Morgan Stanley Quality Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

NATL-RE	National Public Finance Guarantee Corporation.

XLCA	XL Capital Assurance Inc.

Morgan Stanley Quality Municipal Securities*
Notes to the Portfolio of Investments ▪ January 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKET FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Tax-Exempt Municipal Bonds	$282,615,492	—	$282,615,492	—
Short-Term Investment — Investment Company	1,367,388	$1,367,388	—	—

Total	$283,982,880	$1,367,388	$282,615,492	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to- market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Trust would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Trust”). Pursuant to the Plan, shareholders of the Trust would become shareholders of the New Trust, receiving shares of such New Trust equal to the value of their holdings in the Trust. The Plan is subject to the approval of the Trust’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Securities
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010